Share capital	12 Months Ended
Jun. 30, 2025
Share capital.
Share capital
12	Share capital

	2025	2024	2023
for the year ended 30 June	Rm	Rm	Rm
Issued share capital (as per statement of changes in equity)¹	9 888	9 888	9 888

Number of shares
for the year ended 30 June	2025	2024	2023
Authorised
Sasol ordinary shares of no par value²	1 127 690 590	1 127 690 590	1 127 690 590
Sasol BEE ordinary shares of no par value³	158 331 335	158 331 335	158 331 335
	1 286 021 925	1 286 021 925	1 286 021 925
Issued
Shares issued at beginning of year	648 475 104	640 667 612	635 676 817
Issued in terms of the employee share schemes	900 000	7 807 492	4 990 795
Shares issued at end of year	649 375 104	648 475 104	640 667 612
Comprising
Sasol ordinary shares of no par value	643 043 757	642 143 757	634 336 265
Sasol BEE ordinary shares of no par value	6 331 347	6 331 347	6 331 347
	649 375 104	648 475 104	640 667 612
Unissued shares
Sasol ordinary shares of no par value	484 646 833	485 546 833	493 354 325
Sasol BEE ordinary shares of no par value	151 999 988	151 999 988	151 999 988
	636 646 821	637 546 821	645 354 313
1	At 30 June 2025, treasury shares amounted to 10 326 749 (2024: 13 055 335; 2023: 10 373 430), comprising largely of shares held by the Sasol Foundation Trust and unallocated shares issued in terms of the employee share scheme.
2	At Sasol’s General meeting held on 17 November 2023 a special resolution was passed authorising management to issue up to a maximum of 53 000 000 Sasol Ordinary Shares for purposes of the conversion of the Convertible Bonds. Refer to note 13.
3	A Sasol BEE Ordinary Share (SOLBE1) is a Sasol ordinary share that trades on the Empowerment Segment of the JSE. The SOLBE1 shares may only be sold to and bought by “BEE Compliant Persons” as defined by the DTI codes. SOLBE1 shareholders are entitled to the same dividends as Sasol Ordinary Shareholders.

Accounting policies:

When Sasol Limited’s shares are repurchased by a subsidiary, the amount of consideration paid, including directly attributable costs, is recognised as a deduction from shareholders’ equity.